Related party disclosures (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2026	Sep. 30, 2026	Sep. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Legal fees				$ 502,545
No legal fees	$ 20,000			$ 20,000
Subscription			$ 10,002,073
Smart crypto fund [member]
IfrsStatementLineItems [Line Items]
Subscription		$ 10,002,073	10,002,073
SovFi [member]
IfrsStatementLineItems [Line Items]
Sovereign debt market			$ 100,000,000,000,000